                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] Amendment Number: _________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
Address: 830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Newmark
Title: Chief Financial Officer
Phone: 973-921-3424

Signature, Place, and Date of Signing:


s/ David Newmark                            Short Hills, NJ       May 14, 2010
---------------------------------------   -------------------   ----------------
(Signature)                                  (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         10
Form 13F Information Table Value Total:    143,724
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     028-12245              CHC Partners, L.L.C.
2     028-12247              Kevin D. Eng

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ------------------------- -------------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                             TITLE OF             VALUE   SHRS OR                    INVESTMENT     OTHER  ---------------------
       NAME OF ISSUER          CLASS    CUSIP    (X1000)  PRN AMT  SH/PRN PUT/CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
---------------------------- -------- --------- -------- --------- ------ -------- -------------- -------- --------- ------ ----
ASSURED GUARANTY LTD           COM    G0585R106    1,538    70,000   SH            Shared-Defined  1, 2, 3    70,000      0    0
BANK OF AMERICA CORPORATION    COM    060505104   22,313 1,250,000   SH            Shared-Defined  1, 2, 3 1,250,000      0    0
CHENIERE ENERGY PARTNERS LP  COM UNIT 16411Q101    2,474   151,017   SH            Shared-Defined  1, 2, 3   151,017      0    0
CIT GROUP INC                COM NEW  125581801   13,636   350,000   SH            Shared-Defined  1, 2, 3   350,000      0    0
CITIGROUP INC                  COM    172967101   16,843 4,158,878   SH            Shared-Defined  1, 2, 3 4,158,878      0    0
DANA HOLDING CORP              COM    235825205   17,270 1,453,667   SH            Shared-Defined  1, 2, 3 1,453,667      0    0
DEVELOPERS DIVERSIFIED RLTY    COM    251591103   12,834 1,054,541   SH            Shared-Defined  1, 2, 3 1,054,541      0    0
GENERAL GROWTH PPTYS INC       COM    370021107   12,279   763,138   SH            Shared-Defined  1, 2, 3   763,138      0    0
HARTFORD FINL SVCS GROUP INC   COM    416515104    4,263   150,000   SH            Shared-Defined  1, 2, 3   150,000      0    0
LEAR CORP                    COM NEW  521865204   40,274   507,551   SH            Shared-Defined  1, 2, 3   507,551      0    0